DERIVATIVE FINANCIAL INSTRUMENTS AND PURCHASE COMMITMENTS - Warrant Liabilities (Details) $ in Thousands	3 Months Ended
Apr. 04, 2021 USD ($)
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Fair value of warrant liabilities as of January 3, 2021	$ 137,612
Loss on remeasurement of warrant liability	21,501
Reclassification of warrant liability to equity for exercised or cancelled warrants	(54,713)
Fair value of warrant liabilities as of April 4, 2021	$ 104,400